Interest Rate Contracts (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Interest Rate Swaps
The following table sets forth a summary of the interest rate swaps at September 30, 2020 and December 31, 2019:

	Effective Date	Maturity Date	Interest Strike Rate	Fair Value (1)		Current Notional Amounts
Derivative Instrument				September 30, 2020	December 31, 2019	September 30, 2020	December 31, 2019
Liabilities:
Interest Rate Swap	3/10/2020	7/1/2025	0.83%	$(3,374)	$—	$150,000	$—
Interest Rate Swap	3/10/2020	7/1/2025	0.84%	(2,300)	—	100,000	—
Interest Rate Swap	3/10/2020	7/1/2025	0.86%	(1,791)	—	75,000	—
Interest Rate Swap	7/1/2020	7/1/2025	2.82%	(15,064)	(7,038)	125,000	125,000
Interest Rate Swap	7/1/2020	7/1/2025	2.82%	(12,074)	(5,651)	100,000	100,000
Interest Rate Swap	7/1/2020	7/1/2025	2.83%	(12,084)	(5,665)	100,000	100,000
Interest Rate Swap	7/1/2020	7/1/2025	2.84%	(12,165)	(5,749)	100,000	100,000
Interest Rate Swap	7/9/2015	7/1/2020	1.69%	—	(43)	—	425,000

Total				$(58,852)	$(24,146)	$750,000	$850,000

(1)
The Company records all derivative instruments on a gross basis in the consolidated balance sheets, and accordingly, there are no offsetting amounts that net assets against liabilities. As of September 30, 2020, derivatives in a liability position are included in the line item “Interest rate swap liability” in the consolidated balance sheets at fair value.

The following table sets forth a summary of the interest rate swaps at December 31, 2019 and 2018:

				Fair Value (1)		Current Notional Amount
				December 31,		December 31,
Derivative Instrument	Effective Date	Maturity Date	Interest Strike Rate	2019	2018	2019	2018
Assets/(Liabilities):
Interest Rate Swap	7/9/2015	7/1/2020	1.69%	$(43)	$5,245	$425,000	$425,000
Interest Rate Swap	7/1/2020	7/1/2025	2.82%	(7,038)	(1,987)	125,000	125,000
Interest Rate Swap	7/1/2020	7/1/2025	2.82%	(5,651)	(1,628)	100,000	100,000
Interest Rate Swap	7/1/2020	7/1/2025	2.83%	(5,665)	(1,636)	100,000	100,000
Interest Rate Swap	7/1/2020	7/1/2025	2.84%	(5,749)	(1,711)	100,000	100,000

Total				$(24,146)	$(1,717)	$850,000	$850,000

(1)
The Company records all derivative instruments on a gross basis in the consolidated balance sheets, and accordingly there are no offsetting amounts that net assets against liabilities. As of December 31, 2019, derivatives in a liability position are included in the line item “Interest rate swap liability,” respectively, in the consolidated balance sheets at fair value.

Derivative Instruments, Gain (Loss)
The following table sets forth the impact of the interest rate swaps on the consolidated statements of operations for the periods presented:

	Nine Months Ended September 30,
	2020	2019
Interest Rate Swap in Cash Flow Hedging Relationship:
Amount recognized in AOCI on derivatives	$(39,716)	$(25,849)
Amount of loss (gain) reclassified from AOCI into earnings under “Interest expense”	$5,104	$(2,231)
Total interest expense presented in the consolidated statement of operations in which the effects of cash flow hedges are recorded	$59,321	$53,642

The following table sets forth the impact of the interest rate swaps on the consolidated statements of operations for the periods presented:

	Year Ended December 31,
	2019	2018
Interest Rate Swap in Cash Flow Hedging Relationship:
Amount of (loss) gain recognized in AOCI on derivatives	$(19,944)	$(3,483)
Amount of (gain) loss reclassified from AOCI into earnings under “Interest expense”	$(2,359)	$(1,818)
Total interest expense presented in the consolidated statement of operations in which the effects of cash flow hedges are recorded	$73,557	$55,194